Statement Of Cash Flows - USD ($)	4 Months Ended	6 Months Ended
	Jan. 31, 2015	Mar. 31, 2015
Cash flow from operating activities
Net loss	$ (407,521)	$ (848,464)
Amortization expense	11,912	18,419
Changes in operating assets and liabilities
Accounts payable		127,770
Accounts payable, related parties	150,609	317,275
Accrued liabilities, related party	245,000	385,000
Net cash used in operating activities	0	0
Net cash used in investing activities		0
Proceeds from issuance of common stock	1,767	4,733
Net cash provided by financing activities	1,767	4,733
Net increase/(decrease) in cash	1,767	4,733
Cash at beginning of period	0	0
Cash at end of period	1,767	4,733
Supplemental cash flow information
Cash paid for interest	0	0
Cash paid for income taxes	0	0
Supplemental disclosure of non-cash transactions
Common stock issued for promoters at $0.005 per share, Value	1,767
Stock Issued During Period, Value, Acquisitions	24,375	24,375
Common Stock Subscription Agreements [Member]
Supplemental disclosure of non-cash transactions
Common stock issued for promoters at $0.005 per share, Value	$ 3,031	$ 3,031
Common Class A [Member] | Common Stock Subscription Agreements [Member]
Supplemental disclosure of non-cash transactions
Stock Issued During Period, Shares, New Issues	26,286,201	26,286,201
Common Class B [Member] | Common Stock Subscription Agreements [Member]
Supplemental disclosure of non-cash transactions
Stock Issued During Period, Shares, New Issues	1,390,000	1,390,000